Federated Clover Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2015
In the section entitled “Fund Management,” please replace the current language with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division.
Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009.
Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009.”
July 1, 2016
Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453253 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.